SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
SUBSEQUENT EVENTS

In April 2016, the Company entered into a unit purchase agreement with selected accredited investors whereby the Company had the right to sell in a private placement a minimum of $1,000,000 and up to a maximum of $2,000,000 of units. Each unit had a purchase price of $100,000 and consisted of (i) 86,957 shares of the Company’s common stock, par value $0.001 per share at a purchase price of $1.15 per share, and (ii) a warrant to purchase 43,478 shares of common stock. Each warrant has an initial exercise price of $1.30 per share and is exercisable six months following the date of issuance for a period of five (5) years from the date of issuance.

At the initial closing, the Company issued to the Investors 1,002,195 shares of common stock and warrants to purchase 510,197 shares of common stock and received gross proceeds of $1,157,035.  In connection with the initial closing of the offering, the Company paid the placement agent a cash fee of $138,845 and will issue five year warrants to purchase up to 150,487 shares to the placement agent with an exercise price of $1.30 per share.  In addition, the Company reimbursed the placement agent for its expenses.

At the final closing, the Company issued to the investors an additional 209,565 shares of common stock and warrants to purchase 104,782 shares of Common Stock and received gross proceeds of $240,999.  In connection with the final closing of the offering, the Company paid the placement agent a cash fee of $28,920 and will issue five year warrants to purchase up to 20,956 shares to the placement agent with an exercise price of $1.30 per share.

The final closing constituted the completion of the offering, which, in the aggregate, yielded $1,398,034 in gross proceeds to the Company and a total of 1,211,760 shares and warrants to purchase 605,880 shares to be issued to investors. The placement agent collected an aggregate of approximately $222,000 in total fees relating to the offering, and was also issued warrants to purchase an aggregate of 181,992 shares.

In May 2016, the Board of Directors authorized Management to seek buyers for Streamline, Inc., the Company’s wholly owned subsidiary acquired in March 2016. The Company seeks additional funds to complete the development and launch of the Company’s primary product, the DenerveX device. Selling this business unit could raise the necessary funds in a non-dilutive manner to existing shareholders. The Company is presently carrying Streamline related debt of approximately $273,000, and approximately $9.600,000 in intangible assets related to developed technology, trademark, and goodwill. Streamline is immediately available for sale in its present condition.

On January 1, 2016, the consulting agreement with Lifeline Industries Inc., the related party owning 375,000 shares of common stock, as discussed in Note 8, was modified to decrease the monthly compensation to $5,000 through March 31, 2016.

On January 1, 2016, the consulting agreement with the European sales manager, as discussed in Note 7, was modified to decrease the monthly compensation to $5,000 through June 30, 2016.

On January 6, 2016, the Company granted an aggregate of 214,900 stock options to purchase common stock at $0.95 to certain employees and consultants.

On January 6, 2016, the Board of Directors authorized a reduction in the exercise price of the Company’s 1,391,305 outstanding public warrants, traded under the symbol “MDXW”, from $6.90 per share to $3.00 per share for the life of the public warrants.

On January 25, 2016, the Company and Mr. Steve Gorlin agreed to amend the conversion price of the promissory note discussed in Note 8 from $2.00 per share to $1.75 per share.  In turn, Mr. Gorlin agreed to immediately convert the promissory note into an aggregate of 571,429 shares of its Common Stock, eliminating the Company’s debt obligation. Additionally, Mr. Gorlin also agreed to acquire 571,429 additional shares of Common Stock at a price of $1.75 per share for a total purchase price of $1,000,000 within two months from the date of the agreement. The modification agreement also amended the exercise price of the warrant issued to Mr. Gorlin on November 9, 2015 from $2.20 per share to $2.00 per share.

On February 16, 2016, the Company and Steve Gorlin entered into an Amendment to the Modification Agreement in order to reduce the amount of shares of Common Stock that Mr. Gorlin was to receive upon the conversion of the $1,000,000 promissory note from 571,429 shares to 552,041 shares. In consideration for reducing the amount of shares of common stock that he was to receive, the Company agreed to reduce the exercise price of Steven Gorlin’s 500,000 share Warrant from $2.00 per share to $1.825 per share. Additionally, certain anti-dilution provisions in the Warrant that may have allowed for the issuance of additional warrants were eliminated and an absolute floor of $1.70 per share was added. This amendment to the Modification Agreement was made to address certain concerns of the NASDAQ Stock Market.

Effective March 1st, the Board of Directors approved a modification to the convertible Note with Steve Gorlin wherein the date for making the second investment of $1,000,000 was moved to November 1, 2016. Additionally, the language in the Note was changed to specify that the consideration received by the Company was in the form of $970,000 cash and $30,000 of directors’ fees due to Steve Gorlin.